Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of entity's operating segments [Abstract]
Schedule of Operating Segments

Year ended 31 December 2024	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Underlying net interest income	8,930	3,434	(136)	617	12,845
Underlying other income	2,384	1,825	1,292	96	5,597
Total underlying income, net of net finance income in respect of insurance and investment contracts	11,314	5,259	1,156	713	18,442
Operating lease depreciation[1]	(1,319)	(6)	–	–	(1,325)
Net income	9,995	5,253	1,156	713	17,117
Operating costs	(5,596)	(2,762)	(924)	(160)	(9,442)
Remediation	(750)	(104)	(19)	(26)	(899)
Total costs	(6,346)	(2,866)	(943)	(186)	(10,341)
Underlying impairment (charge) credit	(457)	14	7	3	(433)
Underlying profit before tax	3,192	2,401	220	530	6,343

External income	13,596	3,991	1,292	(437)	18,442
External operating lease depreciation[1]	(1,319)	(6)	–	–	(1,325)
Inter-segment (expense) income	(2,282)	1,268	(136)	1,150	–
Net income	9,995	5,253	1,156	713	17,117

Loans and advances to customers[2]	372,250	87,602	–	5	459,857
External assets[3]	387,322	148,548	197,309	173,518	906,697
Customer deposits	319,726	162,645	–	374	482,745
External liabilities[3]	324,730	207,066	193,519	135,494	860,809

Analysis of underlying other income:
Consumer lending	1,810				1,810
Consumer relationships	574				574
Business and Commercial Banking		539			539
Corporate and Institutional Banking		1,286			1,286
Life, Pensions and Investments			979		979
General insurance			229		229
Venture capital				457	457
Other			84	(361)	(277)
Underlying other income	2,384	1,825	1,292	96	5,597

Other items reflected in income statement above:
Depreciation and amortisation	2,303	338	229	556	3,426
Defined benefit scheme charge (credit)	7	2	3	(23)	(11)
Non-income statement items:
Additions to fixed assets	3,485	107	75	1,956	5,623
Investments in joint ventures and associates at end of year	–	–	–	542	542
1Net of profits on disposal of operating lease assets of £59 million.
2Other includes centralised fair value hedge accounting adjustments.
3The Insurance, Pensions and Investments operating segment external assets includes £5,122 million included in disposal group assets and external liabilities includes £5,268 million in disposal group liabilities. Further details are provided in note 24 and note 27.
Note 4: Segmental analysis continued

Year ended 31 December 2023	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Underlying net interest income	9,647	3,799	(132)	451	13,765
Underlying other income	2,159	1,691	1,209	64	5,123
Total underlying income, net of net finance income in respect of insurance and investment contracts	11,806	5,490	1,077	515	18,888
Operating lease depreciation[1]	(948)	(8)	–	–	(956)
Net income	10,858	5,482	1,077	515	17,932
Operating costs	(5,469)	(2,647)	(880)	(144)	(9,140)
Remediation	(515)	(127)	(14)	(19)	(675)
Total costs	(5,984)	(2,774)	(894)	(163)	(9,815)
Underlying impairment (charge) credit	(831)	511	7	5	(308)
Underlying profit before tax	4,043	3,219	190	357	7,809

External income	12,803	4,570	1,221	294	18,888
External operating lease depreciation[1]	(948)	(8)	–	–	(956)
Inter-segment (expense) income	(997)	920	(144)	221	–
Net income	10,858	5,482	1,077	515	17,932

Loans and advances to customers[2]	361,181	88,606	–	(42)	449,745
External assets	376,789	150,834	184,267	169,563	881,453
Customer deposits	308,441	162,752	–	203	471,396
External liabilities	313,244	204,815	179,962	136,067	834,088

Analysis of underlying other income:[3]
Consumer lending	1,553				1,553
Consumer relationships	606				606
Business and Commercial Banking		514			514
Corporate and Institutional Banking		1,177			1,177
Life, Pensions and Investments			966		966
General insurance			171		171
Venture capital				448	448
Other			72	(384)	(312)
Underlying other income	2,159	1,691	1,209	64	5,123

Other items reflected in income statement above:
Depreciation and amortisation	1,927	410	201	367	2,905
Defined benefit scheme charge (credit)	53	21	6	(159)	(79)
Non-income statement items:
Additions to fixed assets	3,294	88	80	1,993	5,455
Investments in joint ventures and associates at end of year	–	–	–	401	401
1Net of profits on disposal of operating lease assets of £93 million.
2Other includes centralised fair value hedge accounting adjustments.
3Categories of analysis have been updated for 2024. Comparatives have been updated accordingly.
Note 4: Segmental analysis continued

Year ended 31 December 2022	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Underlying net interest income	9,774	3,447	(101)	52	13,172
Underlying other income	1,731	1,565	960	410	4,666
Total underlying income, net of net finance income in respect of insurance and investment contracts	11,505	5,012	859	462	17,838
Operating lease depreciation[1]	(368)	(5)	–	–	(373)
Net income	11,137	5,007	859	462	17,465
Operating costs	(5,175)	(2,496)	(879)	(122)	(8,672)
Remediation	(92)	(133)	(30)	–	(255)
Total costs	(5,267)	(2,629)	(909)	(122)	(8,927)
Underlying impairment (charge) credit	(1,373)	(517)	(12)	392	(1,510)
Underlying profit (loss) before tax	4,497	1,861	(62)	732	7,028

External income	12,055	4,330	910	543	17,838
External operating lease depreciation[1]	(368)	(5)	–	–	(373)
Inter-segment (expense) income	(550)	682	(51)	(81)	–
Net income	11,137	5,007	859	462	17,465

Loans and advances to customers[2]	364,194	93,675	–	(2,970)	454,899
External assets	372,485	147,477	170,777	182,655	873,394
Customer deposits	310,765	163,828	–	738	475,331
External liabilities	314,091	202,070	168,357	144,965	829,483

Analysis of underlying other income:[3]
Consumer lending	1,176				1,176
Consumer relationships	555				555
Business and Commercial Banking		555			555
Corporate and Institutional Banking		1,010			1,010
Life, Pensions and Investments			773		773
General insurance			114		114
Venture capital				469	469
Other			73	(59)	14
Underlying other income	1,731	1,565	960	410	4,666

Other items reflected in income statement above:
Depreciation and amortisation	1,216	207	142	831	2,396
Defined benefit scheme charge	72	28	7	18	125
Non-income statement items:
Additions to fixed assets	2,146	101	151	1,457	3,855
Investments in joint ventures and associates at end of year	4	–	–	381	385
1Net of profits on disposal of operating lease assets of £197 million.
2Other includes centralised fair value hedge accounting adjustments.
3Categories of analysis have been updated for 2024. Comparatives have been updated accordingly.

Schedule of Reconciliation of Underlying Basis to Statutory Results	The underlying basis is the basis on which financial information is presented to the chief operating decision-maker which excludes certain items included in the statutory results. The table below reconciles the statutory results to the underlying basis.

		Removal of:
Year ended 31 December 2024	Lloyds Banking Group statutory basis £m	Volatility, and other items[1] £m	Insurance gross up2 £m	Underlying basis £m
Net interest income	12,277	578	(10)	12,845	Underlying net interest income
Other income, net of net finance income in respect of insurance and investment contracts	5,726	(375)	246	5,597	Underlying other income
Total income, net of net finance income in respect of insurance and investment contracts	18,003
		(1,325)	–	(1,325)	Operating lease depreciation[3]
Total income, net of net finance income in respect of insurance and investment contracts	18,003	(1,122)	236	17,117	Net income
Operating expenses	(11,601)	1,496	(236)	(10,341)	Total costs
Impairment charge	(431)	(2)	–	(433)	Underlying impairment charge
Profit before tax	5,971	372	–	6,343	Underlying profit

		Removal of:
Year ended 31 December 2023	Lloyds Banking Group statutory basis £m	Volatility, and other items[4] £m	Insurance gross up2 £m	Underlying basis £m
Net interest income	13,298	479	(12)	13,765	Underlying net interest income
Other income, net of net finance income in respect of insurance and investment contracts	5,331	(447)	239	5,123	Underlying other income
Total income, net of net finance income in respect of insurance and investment contracts	18,629
		(956)	–	(956)	Operating lease depreciation[3]
Total income, net of net finance income in respect of insurance and investment contracts	18,629	(924)	227	17,932	Net income
Operating expenses	(10,823)	1,235	(227)	(9,815)	Total costs
Impairment charge	(303)	(5)	–	(308)	Underlying impairment charge
Profit before tax	7,503	306	–	7,809	Underlying profit

		Removal of:
Year ended 31 December 2022	Lloyds Banking Group statutory basis £m	Volatility, and other items[5] £m	Insurance gross up2 £m	Underlying basis £m
Net interest income	12,922	226	24	13,172	Underlying net interest income
Other income, net of net finance income in respect of insurance and investment contracts	2,619	1,846	201	4,666	Underlying other income
Total income, net of net finance income in respect of insurance and investment contracts	15,541
		(373)	–	(373)	Operating lease depreciation[3]
Total income, net of net finance income in respect of insurance and investment contracts	15,541	1,699	225	17,465	Net income
Operating expenses	(9,237)	535	(225)	(8,927)	Total costs
Impairment charge	(1,522)	12	–	(1,510)	Underlying impairment charge
Profit before tax	4,782	2,246	–	7,028	Underlying profit
1In the year ended 31 December 2024 this comprises the effects of market volatility and asset sales (losses of £144 million); the amortisation of purchased intangibles (£81 million);
restructuring (£40 million of merger, acquisition and integration costs); and the fair value unwind (losses of £107 million).
2The Group’s Insurance business statutory income statement includes income and expenses attributable to the policyholders of the Group’s long-term assurance funds, investors in the
Group's non-participating investment contracts and third party interests in consolidated funds. These items have no impact in total upon the profit attributable to equity shareholders and, in order to provide an alternative representation of the underlying trends within the business, these items are shown net within the underlying results.
3Net of profits on disposal of operating lease assets of £59 million (2023: £93 million; 2022: £197 million). Statutory operating expenses includes operating lease depreciation. On an underlying basis operating lease depreciation is included in net income.
4Comprises the effects of market volatility and asset sales (gain of £35 million); the amortisation of purchased intangibles (£80 million); restructuring (£154 million of merger, acquisition and integration costs); and the fair value unwind (losses of £107 million).
5Comprises the effects of market volatility and asset sales (losses of £1,978 million); the amortisation of purchased intangibles (£70 million); restructuring (£80 million of merger, acquisition and integration costs); and the fair value unwind (losses of £118 million).